S000084921 [Member] Performance Management - Barrow Hanley US Value Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The US Value Opportunities Predecessor Fund was reorganized into the Fund on August 18, 2024, following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the US Value Opportunities Predecessor Fund.(a) The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the US Value Opportunities Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance as well as to a securities market index with investment characteristics similar to those of the Fund. Performance information is shown for Class I Shares of the US Value Opportunities Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After‑tax returns are shown for Institutional Shares only and will vary from the after‑tax returns for other share classes. After‑tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866‑260‑9549 (toll free) or 312‑557‑5913.
(a)
The financial and performance history of the US Value Opportunities Predecessor Fund includes the financial and performance history of the Barrow, Hanley, Mewhinney & Strauss LLC Diversified Large Cap Value Fund, which was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the US Value Opportunities Predecessor Fund. The Barrow, Hanley, Mewhinney & Strauss LLC Diversified Large Cap Value Fund contributed all of its assets to the US Value Opportunities Predecessor Fund on April 12, 2022 and subsequently dissolved. On April 12, 2022, the Barrow, Hanley, Mewhinney & Strauss LLC Large Cap Value Fund, another private fund managed by Barrow Hanley, also contributed its assets to the US Value Opportunities Predecessor Fund and subsequently dissolved. The US Value Opportunities Predecessor Fund together with the

Barrow, Hanley, Mewhinney & Strauss LLC Diversified Large Cap Value Fund and the Barrow, Hanley, Mewhinney & Strauss LLC Large Cap Value Fund are referred to as the “US Value Opportunities Predecessor Funds.”

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the US Value Opportunities Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance as well as to a securities market index with investment characteristics similar to those of the Fund.
Bar Chart [Heading]	Annual Total Returns – Institutional Shares for year ended December 31*
Bar Chart Closing [Text Block]

Best quarter:	10/01/2023‑12/31/2023 – 10.37%
Worst quarter:	01/01/2025‑03/31/2025 – (3.02)%

Performance Table Heading	Average Annual Total Returns – for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for Institutional Shares only and will vary from the after‑tax returns for other share classes.
Performance Availability Phone [Text]	866‑260‑9549 (toll free) or 312‑557‑5913
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	10.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(3.02%)
Lowest Quarterly Return, Date	Mar. 31, 2025